Guarantor Financial Statements	6 Months Ended
Jun. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Financial Statements

Guarantor Financial Statements

        All borrowings under the Term Loan B and the Revolver are guaranteed by each of the Company's current and future U.S. subsidiaries (which also guarantee the Senior Notes), subject to certain agreed-upon exemptions. The Company has one non-guarantor foreign subsidiary, Sanitation Services Company Limited, which exceeded 3% of pretax income for the six months ended June 30, 2016. As a result, the Company is providing the following condensed consolidating financial information in accordance with SEC disclosure requirements. Prior periods are not presented as the non guarantor subsidiary was minor.

Condensed Consolidated Balance Sheet as of June 30, 2016

	Company (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$—	$0.1	$1.1	$—	$1.2
Accounts receivable	—	182.0	—	—	182.0
Prepaid expenses and other current assets	8.6	16.6	—	—	25.2
Deferred income taxes	—	—	—	—	—
Assets of business held for sale	—	—	—	—

Total current assets	8.6	198.7	1.1	—	208.4
Restricted cash	—	—	—	—	—
Other assets	7.1	5.0	9.9	—	22.0
Property and equipment, net	10.0	1,615.1	—	—	1,625.1
Goodwill	—	1,174.0	—	—	1,174.0
Other intangible assets, net	96.5	248.7	—	—	345.2
Investment in consolidated subsidiaries	2,792.7	—	—	(2,792.7)	—

Total assets	$2,914.9	$3,241.5	$11.0	$(2,792.7)	$3,374.7

Liabilities and Stockholders' Equity
Current liabilities
Accounts payable	$31.4	$60.0	$6.4	$—	$97.8
Accrued expenses	51.4	64.8	—	—	116.2
Deferred revenue	—	62.3	—	—	62.3
Current maturities of landfill retirement obligations	—	30.8	—	—	30.8
Current maturities of long-term debt	22.9	15.9	—	—	38.8
Liabilities of businesses held for sale	—	—	—	—	—

Total current liabilities	105.7	233.8	6.4	—	345.9
Other long-term liabilities, less current maturities	43.9	13.8	—	—	57.7
Long-term debt, less current maturities	2,165.9	35.7	—	—	2,201.6
Accrued landfill retirement obligations, less current maturities	—	170.1	—	—	170.1
Deferred income taxes	132.9	—	—	—	132.9

Total liabilities	2,448.4	453.4	6.4	—	2,908.2

Equity
Total stockholders' equity	466.5	2,788.1	4.6	(2,792.7)	466.5

Total liabilities and stockholders' equity	$2,914.9	$3,241.5	$11.0	$(2,792.7)	$3,374.7

Condensed Consolidated Statement of Operations for the six months ended June 30, 2016

	Company (Parent)	Combined Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	Consolidated
Service revenues	$—	$692.0	$—	$—	$692.0

Operating costs and expenses
Operating	—	432.3	—	—	432.3
Selling, general and administrative	25.0	59.1	—	—	84.1
Depreciation and amortization	4.0	121.4	—	—	125.4
Acquisition and development costs	0.2	—	—	—	0.2
Loss on disposal of assets	—	0.1	—	—	0.1
Restructuring charges	0.8	—	—	—	0.8

Total operating costs and expenses	30.0	612.9	—	—	642.9

Operating (loss) income	(30.0)	79.1	—	—	49.1

Other income (expense)
Equity in income of consolidated subsidiaries	79.6	—	—	(79.6)	—
Interest expense	(67.5)	(1.1)	—	—	(68.6)
Other (expense) income, net	(1.2)	0.5	1.1	—	0.4

Total other income (expense)	10.9	(0.6)	1.1	(79.6)	(68.2)

(Loss) income before income taxes	(19.1)	78.5	1.1	(79.6)	(19.1)
Income tax (benefit) expense	(5.1)	29.4	0.4	(29.8)	(5.1)

Net (loss) income	$(14.0)	$49.1	$0.7	$(49.8)	$(14.0)

Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2016

	Company (Parent)	Combined Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	Consolidated
Cash flows from operating activities
Net cash (used in) provided by operating activities	$(89.4)	$193.1	$0.7	$—	$104.4

Cash flows from investing activities
Purchases of property and equipment and construction and development	(0.5)	(68.7)	—	—	(69.2)
Proceeds from sale of property and equipment	—	1.0	—	—	1.0
Acquisition of businesses	—	(5.1)	—	—	(5.1)
Proceeds from sale of businesses	—	2.5	—	—	2.5

Net cash used in investing activities	(0.5)	(70.3)	—	—	(70.8)

Cash flows from financing activities
Proceeds from borrowings on debt instruments	70.0	—	—	—	70.0
Repayment on debt instruments	(101.9)	—	—	—	(101.9)
Deferred financing charges	0.2	—	—	—	0.2
Bank overdraft	11.3	—	—	—	11.3
Return of capital to parent	(12.6)	—	—	—	(12.6)
Intercompany cash transfers	122.9	(122.9)	—	—	—

Net cash used in financing activities	89.9	(122.9)	—	—	(33.0)

Net (decrease) increase in cash and cash equivalents	—	(0.1)	0.7	—	0.6
Cash and cash equivalents, beginning of period	—	0.2	0.4	—	0.6

Cash and cash equivalents, end of period	$—	$0.1	$1.1	$—	$1.2